Earnings (loss) per share (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator :
Numerator for basic loss per share from continuing operations	(426,492)	(1,662,257)	(572,098)
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	201,317,884	194,788,429	167,101,076
Denominator for diluted loss per share (in shares)	201,317,884	194,788,429	167,101,076
Basic loss per share from continuing operations (in CNY per share)	(2.35)	(8.53)	(3.42)
Diluted loss per share from continuing operations (in CNY per share)	(2.35)	(8.53)	(3.42)
Basic earnings per share from discontinued operations (in CNY per share)			0.04
Diluted earnings per share from discontinued operations (in CNY per share)			0.04
Anti-dilutive securities	776,111	5,628,371	7,875,966
Continuing operations
Numerator :
Numerator for basic loss per share from continuing operations	(473,676)	(1,662,257)	(572,098)
Numerator for diluted loss per share from continuing operations	(473,676)	(1,662,257)	(572,098)
Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	201,317,884	194,788,429	167,101,076
Dilutive effect of share options and RSUs	0
Dilutive effect of convertible notes and warrants	0
Denominator for diluted loss per share (in shares)	201,317,884	194,788,429	167,101,076
Basic loss per share from continuing operations (in CNY per share)	(2.35)	(8.53)	(3.42)
Diluted loss per share from continuing operations (in CNY per share)	(2.35)	(8.53)	(3.42)
Discontinued Operations
Numerator :
Numerator for basic and diluted earnings per share from discontinued operations	7,753		7,753
Denominator:
Basic earnings per share from discontinued operations (in CNY per share)	0.00		0.04
Diluted earnings per share from discontinued operations (in CNY per share)	0.00		0.04